Subsequent events (Details Narrative) $ / shares in Units, $ in Thousands	Dec. 08, 2025 $ / shares shares	Nov. 14, 2025 USD ($)	Oct. 01, 2025 USD ($) shares	Nov. 14, 2025 CNY (¥)	Sep. 30, 2025 $ / shares	Sep. 30, 2024 $ / shares	Aug. 28, 2024 shares	Jun. 14, 2023 $ / shares	Jan. 09, 2023 $ / shares
Subsequent Event [Line Items]
Ordinary shares, par value | $ / shares								$ 0.0001	$ 0.0001
Common Class A [Member]
Subsequent Event [Line Items]
Number of ordinary share issue | shares							38,985,400
Ordinary shares, par value | $ / shares					$ 0.00005	$ 0.00005
Subsequent Event [Member]
Subsequent Event [Line Items]
Converted accumulated amount | $			$ 3,535
Bank annual interest rate		2.45%
Subsequent Event [Member] | Bank Loan Obligations [Member]
Subsequent Event [Line Items]
Bank loan		$ 281		¥ 2,000
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Number of ordinary shares issue convertible note | shares			50,438,283
Number of share consolidation as adjusted | shares			1,008,766
Subsequent Event [Member] | Common Class A [Member] | Investor [Member]
Subsequent Event [Line Items]
Number of ordinary shares sell to investor | shares	1,748,630,000
Number of ordinary share issue | shares	34,972,600
Ordinary shares, par value | $ / shares	$ 0.000001
Ordinary shares price | $ / shares	0.0183
Share consolidation price per share | $ / shares	$ 0.915